Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
Supplement [Text Block]	jnlst_SupplementTextBlock
Supplement Dated November 13, 2015
To The Prospectus Dated April 27, 2015

JNL® Series Trust

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Please note that the changes impact your variable annuity product(s).

Effective February 1, 2016, the strategy of the JNL/Oppenheimer Emerging Markets Innovator Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country.  The Fund's investments in issuers in frontier markets are included in this 80% policy.

As a result of the change in investment strategy, in the summary prospectus section entitled "Summary Overview of Each Fund," for the JNL/Oppenheimer Emerging Markets Innovator Fund, in the sub-section entitled "Principal Investment Strategies," please delete the third paragraph in its entirety and replace it with the following:

The Fund may also invest in securities of issuers in less-developed emerging market countries that are not included in standard emerging market benchmarks or classifications and are traditionally less accessible to investors or in the early stages of capital market or economic development (such countries are commonly referred to as "frontier" market countries). Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging and developing market countries. Investments in issuers in frontier market countries are included in the 80% of the Fund's assets discussed in the investment policy above.

JNL/Oppenheimer Emerging Markets Innovator Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
Supplement Dated November 13, 2015
To The Prospectus Dated April 27, 2015

JNL® Series Trust

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Please note that the changes impact your variable annuity product(s).

Effective February 1, 2016, the strategy of the JNL/Oppenheimer Emerging Markets Innovator Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country.  The Fund's investments in issuers in frontier markets are included in this 80% policy.

As a result of the change in investment strategy, in the summary prospectus section entitled "Summary Overview of Each Fund," for the JNL/Oppenheimer Emerging Markets Innovator Fund, in the sub-section entitled "Principal Investment Strategies," please delete the third paragraph in its entirety and replace it with the following:

The Fund may also invest in securities of issuers in less-developed emerging market countries that are not included in standard emerging market benchmarks or classifications and are traditionally less accessible to investors or in the early stages of capital market or economic development (such countries are commonly referred to as "frontier" market countries). Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging and developing market countries. Investments in issuers in frontier market countries are included in the 80% of the Fund's assets discussed in the investment policy above.